5. Notes Payable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Note Payable #1
Long-term Debt	$ 47,500	$ 110,500
Note Payable #2
Long-term Debt	150,000	0
Note Payable #3
Long-term Debt	150,000	0
Note Payable #4
Long-term Debt	$ 50,000	$ 0